Share option scheme and Restricted Stock Units - Disclosure of share-based payment expense (Details) - GBP (£) £ in Thousands	3 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	£ 500	£ 300
Research and development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	135	87
General and administration
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	£ 410	£ 190